Condensed Consolidated Statements of Changes in Equity kr in Thousands	SEK (kr)
Opening balance equity attributable to equity holders of the Parent Company at Dec. 31, 2021	kr 1,008,281
Loss for the period	(399,477)
Other comprehensive income/(loss)	32,539
Total comprehensive income/(loss) for the period attributable to equity holders of the Parent Company	(366,938)
Transactions with owners:
Issuance of treasury shares	236
Repurchase of treasury shares	(236)
Exercise of warrants	63,644
Share-based payments	16,107
Total transactions with owners	79,751
Closing balance equity attributable to equity holders of the Parent Company at Jun. 30, 2022	721,094
Closing balance equity at Jun. 30, 2022	721,094
Opening balance equity attributable to equity holders of the Parent Company at Dec. 31, 2021	1,008,281
Loss for the period	(412,268)
Other comprehensive income/(loss)	39,050
Total comprehensive income/(loss) for the period attributable to equity holders of the Parent Company	(373,218)
Transactions with owners:
Issuance of treasury shares	236
Repurchase of treasury shares	(236)
Exercise of warrants	95,121
Share-based payments	36,080
Total transactions with owners	131,201
Closing balance equity attributable to equity holders of the Parent Company at Dec. 31, 2022	766,264
Closing balance equity at Dec. 31, 2022	766,264
Loss for the period	(279,459)
Other comprehensive income/(loss)	(4,099)
Total comprehensive income/(loss) for the period attributable to equity holders of the Parent Company	(283,558)
Transactions with owners:
Share-based payments	21,661
Total transactions with owners	21,661
Closing balance equity attributable to equity holders of the Parent Company at Jun. 30, 2023	504,367
Closing balance equity at Jun. 30, 2023	kr 504,367